UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2026

Item 1. Reports to Stockholders.

(a)

Anfield U.S. Equity Sector Rotation ETF (AESR)

(AESR) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Anfield U.S. Equity Sector Rotation ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/anfield-equity-sector-rotation-etf/?cb=2056. You can also request this information by contacting us at 1-866-866-4848.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Anfield U.S. Equity Sector Rotation ETF	$50	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$161,092,005
Number of Portfolio Holdings	31
Advisory Fee	$582,497
Portfolio Turnover	56%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	14.9%
Exchange-Traded Funds	85.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
84.7%
Industrials
3.8%
Technology
3.6%
Energy
1.5%
Financials
1.5%
Materials
1.4%
Consumer Discretionary
0.8%
Communication Services
0.8%
Health Care
0.7%
Communications
0.7%
Other Assets in Excess of Liabilities
0.5%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Communications	0.7%
Health Care	0.7%
Communication Services	0.8%
Consumer Discretionary	0.8%
Materials	1.4%
Financials	1.5%
Energy	1.5%
Technology	3.6%
Industrials	3.8%
Equity	84.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street Communication Services Select Sector SPDR ETF	20.6%
iShares Semiconductor ETF	19.0%
State Street SPDR S&P 500 ETF Trust	15.1%
ARK Next Generation Internet ETF	11.2%
Vanguard Consumer Discretionary ETF	7.2%
State Street Industrial Select Sector SPDR ETF	4.0%
SPDR S&P Homebuilders ETF	2.1%
Invesco KBW Bank ETF	2.0%
Vanguard Consumer Staples ETF	1.6%
iShares U.S. Basic Materials ETF	1.1%

Material Fund Changes

On November 26, 2025, Regents Park Funds, LLC (“Regents Park”), the Fund’s sub-adviser, and Anfield Capital Management, LLC (“Anfield”), the Fund’s adviser, together with Anfield Group, LLC and certain other related persons, entered into an asset purchase agreement with Horizon Investments, LLC (“Horizon”). Pursuant to the asset purchase agreement, Horizon will, subject to the satisfaction of certain closing conditions, acquire certain assets of Regents Park and Anfield that relate to, or are used or held for use in connection with, the management and operation of the Fund and other funds advised or sub-advised by Regents Park and/or Anfield (the “Transaction”). In connection with the Transaction, at a meeting held on January 20, 2026, the Board of Trustees of the Trust (the “Board”) approved the Agreement and Plan of Reorganization (the “Plan”) for the reorganization of the Fund into Anfield U.S. Equity Sector Rotation ETF (the "Acquiring Fund"), a newly created series of Horizon Funds, a Delaware statutory trust (the "Reorganization"). Horizon is the investment adviser and Exchange Traded Concepts, LLC, acts as a trading sub-adviser to the Acquiring Fund. The Acquiring Fund has substantially the same principal investment strategy and principal risks and is managed by the same portfolio managers as the Fund, except that the investment objective was changed to seek capital appreciation and the Fund’s 80% investment policy has been amended to remove the focus on investments in underlying funds in order to highlight that the Fund will be invested directly in the equity securities of U.S. large-cap issuers, in addition to investing in underlying funds. The unitary fee rate of the Acquiring Fund is lower than the management fee rate of the Fund.

At a special Shareholder Meeting initially held on April 30, 2026 and further adjourned most recently to June 26, 2026, Fund shareholders of record as of the close of business on March 6, 2026, voted to approve the Plan. Pursuant to the Plan, the Fund transferred all of its assets and all of its liabilities to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund and the pro rata distribution of all the Acquiring Fund shares to the shareholders of the Fund, in complete liquidation and termination of the Fund. The Reorganization was completed as of close of business on June 26, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://regentsparkfunds.com/our-funds/anfield-equity-sector-rotation-etf/?cb=2056), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Anfield U.S. Equity Sector Rotation ETF (AESR)

Semi-Annual Shareholder Report - April 30, 2026

(b)	Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a)       The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Anfield U.S. Equity Sector Rotation ETF

AESR

April 30, 2026
Semi-Annual Financial Statements and Additional
Information

Advised by:
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660
RegentsParkFunds.com
1-866-866-4848

ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 14.8%
	AEROSPACE & DEFENSE - 2.2%
4,229	General Electric Company	$1,226,113
3,350	Huntington Ingalls Industries, Inc.	1,220,372
3,298	Woodward, Inc.	1,197,141
		3,643,626
	ASSET MANAGEMENT - 0.7%
4,188	Affiliated Managers Group, Inc.	1,234,078

	BIOTECH & PHARMA - 0.7%
39,936	Roivant Sciences Ltd.(a)	1,139,374

	ENTERTAINMENT CONTENT - 0.7%
5,939	Electronic Arts, Inc.	1,201,875

	INDUSTRIAL INTERMEDIATE PROD - 0.8%
2,042	RBC Bearings, Inc.(a)	1,223,342

	INDUSTRIAL SUPPORT SERVICES - 0.8%
26,934	Fastenal Company	1,210,145

	INSURANCE - 0.8%
10,885	Loews Corporation	1,225,760

	METALS & MINING - 1.4%
12,122	Anglogold Ashanti plc	1,136,196
9,972	Newmont Corporation	1,107,789
		2,243,985
	OIL & GAS SERVICES & EQUIPMENT - 1.5%
29,824	Halliburton Company	1,261,555
16,101	TechnipFMC plc	1,216,753
		2,478,308
	RETAIL - DISCRETIONARY - 0.8%
5,317	Ross Stores, Inc.	1,211,159

See accompanying notes to financial statements.

ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 14.8% (Continued)
	SEMICONDUCTORS - 2.1%
3,461	Advanced Micro Devices, Inc.(a)	$1,226,890
5,779	NVIDIA Corporation	1,153,315
2,879	Teradyne, Inc.	988,850
		3,369,055
	TECHNOLOGY HARDWARE - 1.5%
2,311	Ciena Corporation(a)	1,219,237
1,365	Lumentum Holdings, Inc.(a)	1,231,667
		2,450,904
	TELECOMMUNICATIONS - 0.8%
14,319	Millicom International Cellular S.A.	1,215,397

	TOTAL COMMON STOCKS (Cost $19,449,551)	23,847,008

	EXCHANGE-TRADED FUNDS — 84.7%
	EQUITY - 84.7%
131,606	ARK Next Generation Internet ETF	18,028,706
37,295	Invesco KBW Bank ETF	3,256,972
66,255	iShares Semiconductor ETF	30,572,707
16,029	iShares Transportation Average ETF	1,302,677
10,061	iShares U.S. Basic Materials ETF	1,826,474
31,900	State Street S&P Homebuilders SPDR ETF	3,381,400
285,357	State Street Communication Services Select Sector SPDR ETF	33,246,944
36,766	State Street Industrial Select Sector SPDR ETF	6,418,608
33,719	State Street SPDR S&P 500 ETF Trust	24,232,497
29,569	Vanguard Consumer Discretionary ETF	11,637,767
11,205	Vanguard Consumer Staples ETF	2,601,129
		136,505,881

See accompanying notes to financial statements.

ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 84.7% (Continued)
	EQUITY - 84.7% (Continued)

	TOTAL EXCHANGE-TRADED FUNDS (Cost $109,167,916)	$136,505,881

	TOTAL INVESTMENTS - 99.5% (Cost $128,617,467)	$160,352,889
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	739,116
	NET ASSETS - 100.0%	$161,092,005

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

PLC	- Public Limited Company

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

See accompanying notes to financial statements.

Anfield U.S. Equity Sector Rotation ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2026

ASSETS
Investment securities:
At cost	$128,617,467
At fair value	$160,352,889
Cash	876,390
Dividends receivable	6,464
TOTAL ASSETS	161,235,743

LIABILITIES
Investment advisory fees payable	100,832
Payable to related parties	16,285
Accrued expenses and other liabilities	26,621
TOTAL LIABILITIES	143,738
NET ASSETS	$161,092,005

Net Assets Consist Of:
Paid in capital	$121,130,135
Accumulated earnings	39,961,870
NET ASSETS	$161,092,005

Net Asset Value Per Share:
Shares:
Net assets	$161,092,005
Shares of beneficial interest outstanding (a)	8,475,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$19.01

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield U.S. Equity Sector Rotation ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2026

INVESTMENT INCOME
Dividends	$963,031
Less: Foreign dividend witholding taxes	(7,532)
TOTAL INVESTMENT INCOME	955,499

EXPENSES
Investment advisory fees	582,497
Administrative services fees	49,888
Custodian fees	19,250
Trustees’ fees and expenses	11,736
Legal fees	10,238
Compliance officer fees	9,034
Audit fees	8,100
Insurance expense	2,715
Transfer agent fees	2,325
Other expenses	1,450
TOTAL EXPENSES	697,233

NET EXPENSES	697,233

NET INVESTMENT GAIN	258,266

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	6,990,777
Net realized gain from redemptions in-kind	1,106,591
Net change in unrealized appreciation on investments	7,489,875
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	15,587,243

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,845,509

See accompanying notes to financial statements.

Anfield U.S. Equity Sector Rotation ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2026	October 31, 2025
FROM OPERATIONS	(Unaudited)
Net investment income	$258,266	$69,519
Net realized gain from investments	6,990,777	28,961,593
Net realized gain from redemptions in-kind	1,106,591	3,749,677
Net change in unrealized appreciation (depreciation) on investments	7,489,875	(1,363,874)
Net increase in net assets resulting from operations	15,845,509	31,416,915

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(28,971,607)	(235,763)
Net decrease in net assets from distributions to shareholders	(28,971,607)	(235,763)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	23,583,413	11,198,714
Payments for shares redeemed	(4,380,422)	(15,809,254)
Net increase (decrease) in net assets from shares of beneficial interest	19,202,991	(4,610,540)

TOTAL INCREASE IN NET ASSETS	6,076,893	26,570,612

NET ASSETS
Beginning of Period/Year	155,015,112	128,444,500
End of Period/Year	$161,092,005	$155,015,112

SHARE ACTIVITY
Shares Sold	1,350,000	625,000
Shares Redeemed	(250,000)	(850,000)
Net increase (decrease) in shares from beneficial interest outstanding	1,100,000	(225,000)

See accompanying notes to financial statements.

Anfield U.S. Equity Sector Rotation ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period Presented

	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2026		October 31, 2025		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
	(Unaudited)
Net asset value, beginning of period/year	$21.02		$16.90		$11.82	$11.55	$14.58	$10.59
Activity from investment operations:
Net investment income (loss) (a)	0.03		0.01		(0.01)	0.06	0.07	0.02
Net realized and unrealized gain (loss) on investments	1.86		4.14		5.12	0.30	(3.04)	4.09
Total from investment operations	1.89		4.15		5.11	0.36	(2.97)	4.11
Less distributions from:
Net investment income	—		(0.00	)(i)	(0.03)	(0.08)	(0.03)	(0.04)
Return of capital	—		—		—	(0.01)	—	—
Net realized gains	(3.90)		(0.03)		—	—	(0.03)	(0.08)
Total distributions	(3.90)		(0.03)		(0.03)	(0.09)	(0.06)	(0.12)
Net asset value, end of period/year	$19.01		$21.02		$16.90	$11.82	$11.55	$14.58
Total return (b)(c)	11.32	% (j)	24.59%		43.25%	3.17%	(15.44)%	39.14%
Net assets, end of period/year (000s)	$161,092		$155,015		$128,445	$104,631	$126,214	$121,352
Ratio of gross expenses to average net assets (d)(e)	0.96	% (k)	0.98%		1.06%	1.00%	0.98%	1.00%
Ratio of net expenses to average net assets (e)(f)	0.96	% (k)	0.98%		1.06%	1.00%	0.98%	1.01%
Ratio of net investment income (loss) to average net assets (g)	0.05	% (k)	0.05%		(0.05)%	0.48%	0.54%	0.12%
Portfolio Turnover Rate (h)	56	% (j)	106%		61%	68%	78%	31%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement or recapture, respectively.

(c)	Includes adjustments in accordance with generally accepted accounting principles in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by Regents Park Funds, LLC (the “Adviser”).

(e)	Does not include the expenses of other investment companies in with the Fund invests.

(f)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements/recapture by the Adviser.

(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(i)	Amount rounds to less than $.005

(j)	Not annualized.

(k)	Annualized.

See accompanying notes to financial statements.

Anfield U.S. Equity Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2026

(1)	ORGANIZATION

The Anfield U.S. Equity Sector Rotation ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on December 16, 2019. Anfield U.S. Equity Sector Rotation ETF is a “fund of funds”, in that the Fund will generally invest in other investment companies. The Fund’s investment objective is to seek to outperform traditional large-cap equity indices and styles over full market cycles by investing in various sectors of the equity market.

On November 26, 2025, Regents Park Funds, LLC (“Regents Park”), the Fund’s adviser, and Anfield Capital Management, LLC (“Anfield”), the Fund’s sub-adviser, together with Anfield Group, LLC and certain other related persons, entered into an asset purchase agreement with Horizon Investments, LLC (“Horizon”). Pursuant to the asset purchase agreement, Horizon will, subject to the satisfaction of certain closing conditions, acquire certain assets of Regents Park and Anfield that relate to, or are used or held for use in connection with, the management and operation of the Fund and other funds advised or sub-advised by Regents Park and/or Anfield (the “Transaction”). In connection with the Transaction, at a meeting held on January 20, 2026, the Board of Trustees of the Trust (the “Board”) approved the Agreement and Plan of Reorganization (the “Plan”) for the reorganization of the Fund into Anfield U.S. Equity Sector Rotation ETF (the “Acquiring Fund”), a newly created series of Horizon Funds, a Delaware statutory trust (the “Reorganization”). Horizon is the investment adviser and Exchange Traded Concepts, LLC, acts as a trading sub-adviser to the Acquiring Fund. The Acquiring Fund has substantially the same principal investment strategy and principal risks and is managed by the same portfolio managers as the Fund, except that the investment objective was changed to seek capital appreciation and the Fund’s 80% investment policy has been amended to remove the focus on investments in underlying funds in order to highlight that the Fund will be invested directly in the equity securities of U.S. large-cap issuers, in addition to investing in underlying funds. The unitary fee rate of the Acquiring Fund is lower than the management fee rate of the Fund.

At a special Shareholder Meeting initially held on April 30, 2026, and further adjourned including most recently to June 26, 2026, Fund shareholders of record as of the close of business on March 6, 2026, voted to approve the Plan (See Note 8 in these Notes to Financial Statements).

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update (“ASU”) 2013-08.

Segment Reporting – The Fund has adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses,

Anfield U.S. Equity Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Fund adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures”, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board”). The Board has appointed the Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust, including the Fund. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the designee’s fair value determinations. The Board may also enlist third party consultants such as valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Exchange-Traded Funds (“ETFs”) – The Fund may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any ETF purchased by the Fund will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to

Anfield U.S. Equity Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Anfield U.S. Equity Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2026, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$23,847,008	$—	$—	$23,847,008
Exchange-Traded Funds	136,505,881	—	—	136,505,881
Total	$160,352,889	$—	$—	$160,352,889

The Fund did not hold any Level 2 or Level 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund has qualified and intend to continue to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing). The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the six month period, the Fund did not incur any interest or penalties. The Fund typically intend to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Fund could incur a tax expense.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Anfield U.S. Equity Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund and Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund amounted to $82,845,979 and $112,728,218. For the six months ended April 30, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $ 23,893,185 and $4,268,465.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Fund, including: selecting the overall investment strategies; monitoring and evaluating Sub-Adviser (as defined below) performance; and providing related administrative services and facilities. Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns the Adviser. As compensation for its services, the Fund pays to the Adviser an annual advisory fee (computed daily and paid monthly) at an annual rate of 0.80% of its average daily net assets. For the six months ended April 30, 2026, the Fund incurred Advisory Fees of $582,497.

The Adviser has engaged Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) to serve as the Sub-Adviser to the Fund. Anfield Group owns a majority interest in Anfield. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser, with respect to the portion of the Fund’s assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions. The Adviser compensates the Sub-Adviser for its services, at the annual rate of 0.70% of the Fund’s average net assets. The Sub-Adviser fees are paid from the management fees received from the Fund, which are computed and accrued daily and paid monthly and do not impact the financial statements of the Fund.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least February 28, 2027, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), and extraordinary expenses such as litigation expenses) will not exceed 1.50% of the Fund’s average daily net assets subject to possible recoupment from the Fund in future years within the three years after the fees have been waived or reimbursed if such recoupment can be achieved within the foregoing expense limits or expense limits in place at the time of the recoupment. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. All prior year waived fees and expense reimbursements have been recouped.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights

Anfield U.S. Equity Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

Distributors, LLC (the “Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees.

In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for servicing in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $128,617,467 for the Fund, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$32,084,120
Gross unrealized depreciation:	(348,698)
Net unrealized appreciation:	$31,735,422

The tax character of fund distributions paid for the year ended October 31, 2025, and October 31, 2024, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2025	October 31, 2024
Ordinary Income	$9,300	$126,494
Long-Term Capital Gain	226,463	61,606
Return of Capital	—	—
	$235,763	$188,100

As of October 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	/(Accumulated Deficit)
$8,644,659	$20,286,737	$(88,975)	$—	$—	$24,245,547	$53,087,968

Anfield U.S. Equity Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

There is no difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $88,975.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of realized gain (loss)

on in-kind redemptions, resulted in reclassifications for the Fund for the year ended October 31, 2025, as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$3,749,676	$(3,749,676)

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Maximum Additional Variable Charge for
Fee for In-Kind and Cash Purchases	Cash Purchases*
$250	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(7)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include, but are not limited to: active trading risk, authorized participant concentration risk, common stock risk, cybersecurity risk, ETF structure risk, fluctuation of net asset value risk, focus risk, gap risk, geographic risk, hedging transactions risk, investment companies and ETF risk, issuer-specific risk, large-cap securities risk, liquidity risk, management risk, market events risk, market risk, regulatory risk, sector risk, securities lending risk, underlying fund risk, valuation risk and volatility risk.

Anfield U.S. Equity Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

Investment Companies and ETFs Risks – When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of other investment company’s operating expenses, including management fees in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund will also incur brokerage costs when it purchases and sells ETFs. During periods of market volatility, inverse ETFs may not perform as expected.

Underlying Fund Risk – The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds in which it invests. There can be no assurance that the Fund’s investments in the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to the special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Fluctuation of Net Asset Value Risk – Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified Index. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Fund’s Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund or an Underlying Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, tariffs, the spread

Anfield U.S. Equity Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

of infectious illness or other public health threats, lack of liquidity in the bond markets, volatility in the securities markets, or adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Communication Services Sector – Companies in the communications services sector are subject to the risk that they will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions, such as intense competition and changes in consumer preferences, and/or technological innovation and obsolescence of existing technology.

Information Technology Sector Risk – Securities of information technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Information technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect information technology companies.

(8)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following:

At a special Shareholder Meeting initially held on April 30, 2026 and further adjourned most recently to June 26, 2026, Fund shareholders of record as of the close of business on March 6, 2026, voted to approve the Agreement and Plan of Reorganization (the “Plan”) for the reorganization of the Fund into Anfield U.S. Equity Sector Rotation ETF (the “Acquiring Fund”), a newly created series of Horizon Funds, a Delaware statutory trust (the “Reorganization”). Pursuant to the Plan, the Fund transferred all of its assets and all of its liabilities to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund and the pro rata distribution of all the Acquiring Fund shares to the shareholders of the Fund, in complete liquidation and termination of the Fund. The Reorganization was completed as of close of business on June 26, 2026.

Anfield U.S. Equity Sector Rotation ETF
ADDITIONAL INFORMATION (Unaudited)
April 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

At a special meeting of shareholders of the Fund initially held on April 30, 2026, shareholders of record as of the close of business on March 6, 2026, were asked to vote on the following proposals:

Proposal 1: Approval of an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of Anfield U.S. Equity Sector Rotation ETF (with respect to this Proposal 1, the “Acquired Fund”) to Anfield U.S. Equity Sector Rotation ETF (with respect to this Proposal 1, the “Acquiring Fund”), a newly created series of Horizon Funds, in exchange for (a) newly issued shares of the Acquiring Fund, and cash in lieu of fractional shares of the Acquiring Fund (if applicable), with such shares and cash having an aggregate value equal to the aggregate NAV of the Acquired Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund, followed by (ii) the liquidating distribution by the Acquired Fund to its shareholders of the shares and cash in lieu of fractional shares (if applicable) of the Acquiring Fund received in the exchange in proportion to the total dollar value of the shareholders’ respective holdings of shares of the Acquired Fund.

Proposal 2: For shareholders of each Acquired Fund, to transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

The special meeting of shareholders was adjourned (See Note 8 in these Notes to Financial Statements).

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on March 11, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of (i) the investment advisory agreement (the “Advisory Agreement”) between Regents Park Funds, LLC (“Regents Park” or the “Adviser”) and the Trust, on behalf of Anfield U.S. Equity Sector Rotation ETF (the “Fund” or the “Anfield ETF”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among Regents Park, Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) and the Trust, on behalf of the Anfield ETF.

In connection with the Board’s consideration of the Advisory Agreement and the Sub-Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to the Anfield ETF by the Adviser and the Sub-Adviser; (ii) a description of the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) an overview of the Adviser’s and the Sub-Adviser’s respective operations and financial condition; (iv) a description of the Adviser’s and the Sub-

Anfield U.S. Equity Sector Rotation ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
April 30, 2026

Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Anfield ETF’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s and the Sub-Adviser’s fund-related operations; (vii) the Adviser’s and the Sub-Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of the Fund as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials and information from Regents Park and Anfield. The Board was advised by, and met in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser and the Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at and between prior meetings with respect to the services provided by the Adviser and the Sub-Adviser, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Adviser and the Sub-Adviser. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral.

Matters considered by the Board in connection with its approval of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Regents Park related to the Advisory Agreement with respect to the Fund, including: the Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Fund and their background and experience; a review of the financial condition of Regents Park; information regarding risk management processes, liquidity management, and derivative risk management processes and procedures, as applicable; the compliance policies and procedures of Regents Park, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); Regents Park’s compliance resources and practices; information regarding Regents Park’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third-party data provider, analyzing the performance record, fees, and expenses of the Fund as compared to those of a peer group of other mutual funds with similar investment strategies as selected by Broadridge (the “Peer Group”).

The Board also noted that on a regular basis it received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluations of the regulatory compliance systems of the Adviser. The Board noted the analysis by the Trust’s CCO that the Adviser’s compliance, risk management, and associated policies appeared to be operating effectively overall and that its policies and procedures were reasonably designed to prevent violations of federal securities laws. The Board also considered information with respect to the effectiveness of the Adviser’s cybersecurity and business continuity policies and procedures.

The Board took into account that Regents Park and Anfield are affiliates under common control and share many, but not all, key personnel with each other and considered the expansion in staffing of each of the Adviser and the Sub-Adviser in different areas. The Board considered the differing functions of each firm with respect to managing either the operations and/or the portfolio management of the Fund, any potential conflicts of interest relating to the Fund arising from the affiliation between Regents Park and Anfield, and the mitigation of such conflicts by each of the Adviser and the Sub-Adviser.

Anfield U.S. Equity Sector Rotation ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
April 30, 2026

The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the Fund.

The Board considered Regents Park’s role as the investment adviser to the Anfield ETF and Regents Park’s retention of a sub-adviser to manage day-to–day investment decisions for the Fund. The Board considered the oversight and supervisory role performed by Regents Park for the Fund and noted that Regents Park provided overall management and oversight of the Fund’s operations and expenses, competitor analysis, and compliance and operational support and operated a Sub-Adviser Oversight Committee to monitor the Sub-Adviser of the Fund, among other services provided to the Fund. The Board considered that Regents Park received daily reports from the Sub-Adviser in connection with Regents Park’s oversight of the Sub-Adviser. In addition, the Board considered its familiarity with Regents Park’s personnel obtained from the Board’s oversight of the Fund and of other funds in the Trust advised by Regents Park.

In considering the nature, extent, and quality of the services provided by Regents Park, the Board took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Regents Park’s management and the quality of the performance of its duties. The Board concluded that the management of Regents Park had the skills, experience and sophistication necessary to effectively oversee the Sub-Adviser and concluded that Regents Park had sufficient quality and depth of personnel, resources, and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality, and extent of the services provided by Regents Park were satisfactory and reliable.

The Board reviewed materials provided by Anfield related to the Sub-Advisory Agreement with respect to the Anfield ETF, including: the Sub-Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Anfield ETF and their background and experience; a summary of the financial condition of the Sub-Adviser; a written report containing the Sub-Adviser’s performance commentaries for the prior quarterly period; the Sub-Adviser’s compliance policies and procedures, including its business continuity and cybersecurity policies and a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of the Sub-Adviser’s compliance program; information regarding the Sub-Adviser’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third party data provider, analyzing the performance record of the Anfield ETF and the fees and expenses of the Anfield ETF as compared to other mutual funds with similar investment strategies, as applicable.

The Board noted that the information received from the Trust’s CCO regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act included evaluations of the regulatory compliance systems of the Sub-Adviser. The Board noted the analysis by the Trust’s CCO that the Sub-Adviser’s compliance, risk management, and associated policies appeared to be operating effectively and that its policies and procedures were reasonably designed to prevent violations of federal securities laws.

In considering the nature, extent, and quality of the services provided by Anfield in its capacity as a sub-adviser, the Board took into account its knowledge of Anfield’s management and the quality of the performance of its duties as adviser and as a sub-adviser, acquired through discussions and reports during the preceding year and in past years. The Board reviewed the background information on Anfield’s key personnel, taking into consideration their education, financial industry experience, and fixed income experience. The Board concluded that Anfield had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and

Anfield U.S. Equity Sector Rotation ETF
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procedures to perform its duties under the Sub-Advisory Agreement with respect to the Anfield ETF and that the nature, overall quality and extent of the services provided by Anfield were satisfactory and reliable.

Performance. In considering the Fund’s performance, the Board noted that it reviews information about the Fund’s performance results at regularly scheduled meetings. Among other data, the Board considered the Fund’s performance as compared to a benchmark index and against the performance of its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group. The Board also noted differences in the investment strategies of the Fund relative to the funds in its Peer Group. The Board also received discount/premium information with respect to the Fund.

The Board took into account the Adviser’s discussion of the performance of the Anfield ETF, including the quarterly written reports containing the Adviser’s and Sub-Adviser’s respective performance commentaries. The Board also noted that each of the Adviser and Sub-Adviser was actively monitoring the performance of the Fund.

The Board noted that Anfield is responsible for the day-to-day management of the Fund’s investment portfolio. The Board considered, among other data, the performance of the Fund for the one-year, three-year, five-year and since inception periods ended December 31, 2025, as compared to the performance of the Fund’s benchmark index, Peer Group, and Morningstar category. The Board considered that the Fund outperformed the median of its Peer Group and Morningstar category for the one-year, three-year, five-year, and since inception periods and the benchmark index for the one-year period. The Board also noted that the Fund underperformed the benchmark index for the three-year, five-year, and since inception periods. The Board took into account the Adviser’s discussion of the Fund’s performance, including relative to the benchmark, as well as the Fund’s overall strong performance relative to its Peer Group and Morningstar category. The Board concluded that the Fund’s performance was satisfactory.

Fees and Expenses. With respect to the costs of the services provided by the Adviser and Sub-Adviser, the Board considered, among other data, a comparison of the Fund’s contractual advisory fee and net expense ratio to those of the funds in its Peer Group and Morningstar category. The Board noted that, while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including potential differences in the investment strategies of the Fund relative to the strategies of the funds in its Peer Group, as well as the level, quality, and nature of the services provided by the Adviser and Sub-Adviser with respect to the Fund. The Board also took into account the Adviser’s discussion with respect to the fees and expenses relating to the Fund.

The Board noted that the Fund’s contractual advisory fee was above the median of its Peer Group and Morningstar category but not the highest among the funds in its Peer Group or Morningstar category. The Board also noted that the Fund’s net total expenses were above the median of its Peer Group and Morningstar category but were not the highest among the funds in its Peer Group or Morningstar category. The Board took into account that the Adviser had agreed to reimburse expenses to limit net annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) to 1.50% of the Fund’s average net assets and that at present the Fund’s gross expenses were below its expense limitation. The Board also noted that the Fund was actively managed.

With respect to the sub-advisory fees relating to the Fund, the Board considered that the Fund pays an advisory fee to the Adviser and that, in turn, the Adviser pays a portion of its advisory fee to the Sub-Adviser. The Board took into account the amount of the advisory fee to be retained by Regents Park and the services to be provided

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with respect to the Fund by the Adviser and the Sub-Adviser. In considering the level of the Fund’s advisory and sub-advisory fee, the Board also took into account the fees charged by the Adviser and Sub-Adviser to other accounts managed with a similar investment strategy, if any, noting that differences were attributable to the differences in the management of these different kinds of accounts. The Board also noted any reimbursement of Fund expenses by the Sub-Adviser. The Board determined that the services provided under each of the Agreements were in addition to, rather than duplicative of, the advisory services provided to the underlying funds or ETFs in which the Fund may invest.

Based on the factors above, the Board concluded that the advisory fee and sub-advisory fee of the Fund was not unreasonable.

Profitability. The Board considered the profitability of each of Regents Park, Anfield, and their respective affiliates with respect to the Fund, as applicable, and whether these profits were reasonable in light of the services provided to the Fund. The Board reviewed profitability analyses prepared by Regents Park and Anfield and considered the total profits of each of the Adviser and the Sub-Adviser, respectively, from its relationship with the Fund. The Board concluded that each of Regents Park’s and Anfield’s and their affiliates’ profitability from its respective relationship with the Fund, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether any of Regents Park or Anfield would realize economies of scale with respect to the advisory or sub-advisory services provided to the Fund and whether fee levels reflected these economies of scale for the benefit of shareholders. The Board noted that the advisory and sub-advisory fees did not currently have breakpoints with respect to the Fund. The Board also considered that the Adviser may share potential economies of scale from its advisory business in a variety of ways, including through services that benefit shareholders and investments in the business intended to enhance services available to shareholders. The Board considered the profitability analyses provided by the Adviser and Sub-Adviser and noted that the expenses of managing the Fund as a percentage of assets under management were expected to decrease as the Fund’s assets continue to grow. The Board noted that at current asset levels, economies of scale were not a relevant consideration and that it would revisit whether economies of scale exist in the future once the Fund had achieved sufficient size.

Other Benefits. The Board considered the character and amount of other direct and incidental benefits to be received by each of Regents Park and Anfield from its respective relationship with the Fund. The Board considered that neither Regents Park or Anfield believed it would receive any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Fund, other than certain reputational benefits that may result from these relationships. The Board concluded that any such benefits are reasonable.

Conclusion. The Board, having requested and received such information from each of Regents Park and Anfield as it believed reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that approval of Advisory Agreement and Sub-Advisory Agreement with respect to the Fund for an additional one-year term was in the best interests of the Fund and its shareholders.

In considering the renewal of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund, the Board considered a variety of factors, including those discussed above, and also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the industry. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor

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differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

(b)       Financial Highlights are included in Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders of the Fund initially held on April 30, 2026 shareholders of record as of the close of business on March 6, 2026, were asked to vote on the following proposals:

Proposal 1: Approval of an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of Anfield U.S. Equity Sector Rotation ETF (with respect to this Proposal 1, the “Acquired Fund”) to Anfield U.S. Equity Sector Rotation ETF (with respect to this Proposal 1, the “Acquiring Fund”), a newly created series of Horizon Funds, in exchange for (a) newly issued shares of the Acquiring Fund, and cash in lieu of fractional shares of the Acquiring Fund (if applicable), with such shares and cash having an aggregate value equal to the aggregate NAV of the Acquired Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund, followed by (ii) the liquidating distribution by the Acquired Fund to its shareholders of the shares and cash in lieu of fractional shares (if applicable) of the Acquiring Fund received in the exchange in proportion to the total dollar value of the shareholders’ respective holdings of shares of the Acquired Fund.

Proposal 2: For shareholders of each Acquired Fund, to transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

The special meeting of shareholders was adjourned (See Note 8 in these Notes to Financial Statements).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not Applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By	/s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 7/1/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 7/1/2026

By	/s/ Laura Szalyga
Laura Szalyga
Principal Financial Officer/Treasurer
Date: 7/1/2026